Condensed Consolidated Interim Statement of Financial Position (Unaudited) - EUR (€) € in Millions	Jun. 27, 2025	Dec. 31, 2024
Non-current:
Intangible assets	€ 12,434	€ 12,749
Goodwill	4,544	4,687
Property, plant and equipment	6,199	6,434
Investment property	66	73
Non-current derivative assets	40	98
Deferred tax assets	18	24
Other non-current assets	407	397
Total non-current assets	23,708	24,462
Current:
Current derivative assets	27	102
Current tax assets	59	58
Inventories	1,808	1,608
Amounts receivable from related parties	102	89
Trade accounts receivable	3,246	2,564
Other current assets	706	458
Assets held for sale	70	46
Short term investments	401	150
Cash and cash equivalents	1,659	1,563
Total current assets	8,078	6,638
Total assets	31,786	31,100
Non-current:
Borrowings, less current portion	9,755	9,940
Employee benefit liabilities	171	172
Non-current provisions	56	104
Non-current derivative liabilities	138	161
Deferred tax liabilities	3,385	3,498
Non-current tax liabilities	34	30
Other non-current liabilities	54	61
Total non-current liabilities	13,593	13,966
Current:
Current portion of borrowings	2,257	1,391
Current portion of employee benefit liabilities	7	7
Current provisions	194	246
Current derivative liabilities	98	45
Current tax liabilities	364	301
Amounts payable to related parties	494	373
Trade and other payables	6,274	5,786
Total current liabilities	9,688	8,149
Total liabilities	23,281	22,115
EQUITY
Share capital	5	5
Share premium	308	307
Merger reserves	287	287
Other reserves	(1,522)	(912)
Retained earnings	8,950	8,802
Equity attributable to shareholders	8,028	8,489
Non-controlling interests	477	496
Total equity	8,505	8,985
Total equity and liabilities	€ 31,786	€ 31,100